AEW REAL ESTATE FUND
                        CGM ADVISOR TARGETED EQUITY FUND
                          HANSBERGER INTERNATIONAL FUND
                      HARRIS ASSOCIATES FOCUSED VALUE FUND
                     HARRIS ASSOCIATES LARGE CAP VALUE FUND
                         IXIS U.S. DIVERSIFIED PORTFOLIO
                                 IXIS VALUE FUND
                       VAUGHAN NELSON SMALL CAP VALUE FUND
                          WESTPEAK CAPITAL GROWTH FUND
                                  (THE "FUNDS")

     Supplement dated October 7, 2005 to the IXIS Advisor Equity Funds Classes A, B and C Prospectus dated May 1, 2005, as may be revised and supplemented from time to time

     (This supplement replaces the supplement for the IXIS U.S. Diversified Portfolio dated June 16, 2005)

Effective September 1, 2005, State Street Bank and Trust Company became the custodian of the Funds. Effective October 1, 2005, Boston Financial Data Services, Inc. became the shareholder servicing and transfer agent of the Funds. The expenses of the Funds have been reduced as a result of these new arrangements. Accordingly, the Annual Fund Operating Expenses table and the Example table of the Prospectus are amended and restated as follows:

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets, as a percentage of average daily net assets)

-
-------------------- ---------------------------------- ------------------------------------ ------------------------------------
                          AEW REAL ESTATE FUND(1)        CGM ADVISOR TARGETED EQUITY FUND       HANSBERGER INTERNATIONAL FUND
-------------------- ---------------------------------- ------------------------------------ ------------------------------------
-------------------- ------------- ---------- --------- ------------ ----------- ----------- ----------- ------------ -----------
                       CLASS A      CLASS B   CLASS C     CLASS A     CLASS B     CLASS C     CLASS A      CLASS B     CLASS C
-------------------- ------------- ---------- --------- ------------ ----------- ----------- ----------- ------------ -----------
-------------------- ------------- ---------- --------- ------------ ----------- ----------- ----------- ------------ -----------
Management fees         0.80%        0.80%     0.80%       0.70%       0.70%       0.70%       0.80%        0.80%       0.80%
-------------------- ------------- ---------- --------- ------------ ----------- ----------- ----------- ------------ -----------
-------------------- ------------- ---------- --------- ------------ ----------- ----------- ----------- ------------ -----------
Distribution
and/or service
(12b-1) fees            0.25%       1.00%*     1.00%*      0.25%       1.00%*      1.00%*      0.25%       1.00%*       1.00%*
-------------------- ------------- ---------- --------- ------------ ----------- ----------- ----------- ------------ -----------
-------------------- ------------- ---------- --------- ------------ ----------- ----------- ----------- ------------ -----------
Other expenses ++       0.48%        0.48%     0.48%       0.27%       0.27%       0.27%       0.55%        0.55%       0.55%
-------------------- ------------- ---------- --------- ------------ ----------- ----------- ----------- ------------ -----------
-------------------- ------------- ---------- --------- ------------ ----------- ----------- ----------- ------------ -----------
Total annual fund
operating expenses      1.53%        2.28%     2.28%       1.22%       1.97%       1.97%       1.60%        2.35%       2.35%
-------------------- ------------- ---------- --------- ------------ ----------- ----------- ----------- ------------ -----------
-------------------- ------------- ---------- --------- ------------ ----------- ----------- ----------- ------------ -----------
Fee Waiver and/or
Expense
Reimbursement           0.03%        0.03%     0.03%       0.00%       0.00%       0.00%       0.00%        0.00%       0.00%
-------------------- ------------- ---------- --------- ------------ ----------- ----------- ----------- ------------ -----------
-------------------- ------------- ---------- --------- ------------ ----------- ----------- ----------- ------------ -----------
Net Expenses            1.50%        2.25%     2.25%       1.22%       1.97%       1.97%       1.60%        2.35%       2.35%
-------------------- ------------- ---------- --------- ------------ ----------- ----------- ----------- ------------ -----------

-------------------- ---------------------------------- ------------------------------------ ------------------------------------
                      HARRIS ASSOCIATES FOCUSED VALUE    HARRIS ASSOCIATES LARGE CAP VALUE    IXIS U.S. DIVERSIFIED PORTFOLIO+
                                  FUND(2)                             FUND(3)
-------------------- ---------------------------------- ------------------------------------ ------------------------------------
-------------------- ------------- ---------- --------- ------------ ----------- ----------- ----------- ------------ -----------
                       CLASS A      CLASS B   CLASS C     CLASS A     CLASS B     CLASS C     CLASS A      CLASS B     CLASS C
-------------------- ------------- ---------- --------- ------------ ----------- ----------- ----------- ------------ -----------
-------------------- ------------- ---------- --------- ------------ ----------- ----------- ----------- ------------ -----------
Management fees         1.00%        1.00%     1.00%       0.68%       0.68%       0.68%       0.90%        0.90%       0.90%
-------------------- ------------- ---------- --------- ------------ ----------- ----------- ----------- ------------ -----------
-------------------- ------------- ---------- --------- ------------ ----------- ----------- ----------- ------------ -----------
Distribution
and/or service
(12b-1) fees            0.25%       1.00%*     1.00%*      0.25%       1.00%*      1.00%*      0.25%       1.00%*       1.00%*
-------------------- ------------- ---------- --------- ------------ ----------- ----------- ----------- ------------ -----------
-------------------- ------------- ---------- --------- ------------ ----------- ----------- ----------- ------------ -----------
Other expenses ++       0.31%        0.31%     0.31%       0.37%       0.37%       0.37%       0.37%        0.37%       0.37%
-------------------- ------------- ---------- --------- ------------ ----------- ----------- ----------- ------------ -----------
-------------------- ------------- ---------- --------- ------------ ----------- ----------- ----------- ------------ -----------
Total annual fund
operating expenses      1.56%        2.31%     2.31%       1.30%       2.05%       2.05%       1.52%        2.27%       2.27%
-------------------- ------------- ---------- --------- ------------ ----------- ----------- ----------- ------------ -----------


-------------------- ---------------------------------- ------------------------------------ ------------------------------------
                              IXIS VALUE FUND           VAUGHAN NELSON SMALL CAP VALUE FUND     WESTPEAK CAPITAL GROWTH FUND
-------------------- ---------------------------------- ------------------------------------ ------------------------------------
-------------------- ---------- ----------- ----------- ------------ ----------- ----------- ----------- ------------ -----------
                      CLASS A    CLASS B     CLASS C      CLASS A     CLASS B     CLASS C     CLASS A      CLASS B     CLASS C
-------------------- ---------- ----------- ----------- ------------ ----------- ----------- ----------- ------------ -----------
-------------------- ---------- ----------- ----------- ------------ ----------- ----------- ----------- ------------ -----------
Management fees        0.75%      0.75%       0.75%        0.90%       0.90%       0.90%       0.75%        0.75%       0.75%
-------------------- ---------- ----------- ----------- ------------ ----------- ----------- ----------- ------------ -----------
-------------------- ---------- ----------- ----------- ------------ ----------- ----------- ----------- ------------ -----------
Distribution
and/or service
(12b-1) fees           0.25%      1.00%*      1.00%*       0.25%       1.00%*      1.00%*      0.25%       1.00%*       1.00%*
-------------------- ---------- ----------- ----------- ------------ ----------- ----------- ----------- ------------ -----------
-------------------- ---------- ----------- ----------- ------------ ----------- ----------- ----------- ------------ -----------
Other expenses++       0.43%      0.43%       0.43%        0.60%       0.60%       0.60%       0.62%        0.62%       0.62%
-------------------- ---------- ----------- ----------- ------------ ----------- ----------- ----------- ------------ -----------
-------------------- ---------- ----------- ----------- ------------ ----------- ----------- ----------- ------------ -----------
Total annual fund
operating expenses     1.43%      2.18%       2.18%        1.75%       2.50%       2.50%       1.62%        2.37%       2.37%
-------------------- ---------- ----------- ----------- ------------ ----------- ----------- ----------- ------------ -----------

+ Expense information reflects a reduction in the advisory fee of the IXIS U.S. Diversified Portfolio from 1.05% of the first $750 million of the average daily net assets of the Fund and 0.95% thereafter to 0.90% of the first $1 billion of the average daily net assets of the Fund and 0.80% thereafter, effective July 1, 2005.

++ Other expenses have been restated to reflect changes to the custodian and transfer agency fees for the Funds effective September 1, 2005 and October 1, 2005, respectively.

* Because of the higher 12b-1 fees, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by the rules of the National Association of Securities Dealers, Inc.

(1) AEW has given a binding undertaking to this Fund to limit the amount of the Fund's total annual fund operating expenses, exclusive of brokerage expenses, interest expenses, taxes and organizational and extraordinary expenses, to 1.50%, 2.25% and 2.25% of the Fund's average daily net assets for Classes A, B and C shares, respectively. This undertaking is in effect through April 30, 2006, and is reevaluated on an annual basis. Without this undertaking, expenses would have been higher.

(2) IXIS Advisors has given a binding undertaking to this Fund to limit the amount of the Fund's total annual fund operating expenses, exclusive of brokerage expenses, interest expenses, taxes and organizational and extraordinary expenses, to 1.70%, 2.45% and 2.45% of the Fund's average daily net assets for Classes A, B and C shares, respectively. This undertaking is in effect through April 30, 2006, and is reevaluated on an annual basis.

(3) IXIS Advisors has given a binding undertaking to this Fund to limit the amount of the Fund's total annual fund operating expenses, exclusive of brokerage expenses, interest expenses, taxes and organizational and extraordinary expenses, to 1.30%, 2.05% and 2.05% of the Fund's average daily net assets for Classes A, B and C shares, respectively. This undertaking is in effect through April 30, 2006 and is reevaluated on an annual basis.

EXAMPLE*

--------------- --------------------------------------------------------- ---------------------------------------------------------
                                  AEW REAL ESTATE FUND                                CGM ADVISOR TARGETED EQUITY FUND
--------------- --------------------------------------------------------- ---------------------------------------------------------
--------------- ----------- ---------------------- ---------------------- ---------- ----------------------- ----------------------
                 CLASS A           CLASS B                CLASS C          CLASS A          CLASS B                 CLASS C
--------------- ----------- ---------------------- ---------------------- ---------- ----------------------- ----------------------
--------------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ----------- ---------- -----------
                               (1)        (2)         (1)        (2)                    (1)         (2)         (1)        (2)
--------------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ----------- ---------- -----------
--------------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ----------- ---------- -----------
    1 year         $719       $728        $228       $328        $228       $692        $700        $200       $300        $200
--------------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ----------- ---------- -----------
--------------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ----------- ---------- -----------
   3 years        $1,028     $1,009       $709       $709        $709       $940        $918        $618       $618        $618
--------------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ----------- ---------- -----------
--------------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ----------- ---------- -----------
   5 years        $1,359     $1,417      $1,217     $1,217      $1,217     $1,207      $1,262      $1,062     $1,062      $1,062
--------------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ----------- ---------- -----------
--------------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ----------- ---------- -----------
  10 years**      $2,291     $2,425      $2,425     $2,613      $2,613     $1,967      $2,102      $2,102     $2,296      $2,296
--------------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ----------- ---------- -----------
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
--------------- --------------------------------------------------------- ---------------------------------------------------------
                             HANSBERGER INTERNATIONAL FUND                          HARRIS ASSOCIATES FOCUSED VALUE FUND
--------------- --------------------------------------------------------- ---------------------------------------------------------
--------------- ----------- ---------------------- ---------------------- ---------- ----------------------- ----------------------
                 CLASS A           CLASS B                CLASS C          CLASS A          CLASS B                 CLASS C
--------------- ----------- ---------------------- ---------------------- ---------- ----------------------- ----------------------
--------------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ----------- ---------- -----------
                               (1)        (2)         (1)        (2)                    (1)         (2)         (1)        (2)
--------------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ----------- ---------- -----------
--------------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ----------- ---------- -----------
    1 year         $728       $738        $238       $338        $238       $725        $734        $234       $334        $234
--------------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ----------- ---------- -----------
--------------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ----------- ---------- -----------
   3 years        $1,051     $1,033       $733       $733        $733      $1,039      $1,021       $721       $721        $721
--------------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ----------- ---------- -----------
--------------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ----------- ---------- -----------
   5 years        $1,396     $1,455      $1,255     $1,255      $1,255     $1,376      $1,435      $1,235     $1,235      $1,235
--------------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ----------- ---------- -----------
--------------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ----------- ---------- -----------
  10 years**      $2,366     $2,499      $2,499     $2,686      $2,686     $2,325      $2,458      $2,458     $2,646      $2,646
--------------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ----------- ---------- -----------



--------------- --------------------------------------------------------- ---------------------------------------------------------
                         HARRIS ASSOCIATES LARGE CAP VALUE FUND                       IXIS U.S. DIVERSIFIED PORTFOLIO
--------------- --------------------------------------------------------- ---------------------------------------------------------
--------------- ----------- ---------------------- ---------------------- ---------- ----------------------- ----------------------
                 CLASS A           CLASS B                CLASS C          CLASS A          CLASS B                 CLASS C
--------------- ----------- ---------------------- ---------------------- ---------- ----------------------- ----------------------
--------------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ----------- ---------- -----------
                               (1)        (2)         (1)        (2)                    (1)         (2)         (1)        (2)
--------------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ----------- ---------- -----------
--------------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ----------- ---------- -----------
    1 year         $700       $708        $208       $308        $208       $721        $730        $230       $330        $230
--------------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ----------- ---------- -----------
--------------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ----------- ---------- -----------
   3 years         $963       $943        $643       $643        $643      $1,028      $1,009       $709       $709        $709
--------------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ----------- ---------- -----------
--------------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ----------- ---------- -----------
   5 years        $1,247     $1,303      $1,103     $1,103      $1,103     $1,356      $1,415      $1,215     $1,215      $1,215
--------------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ----------- ---------- -----------
--------------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ----------- ---------- -----------
  10 years**      $2,053     $2,187      $2,187     $2,379      $2,379     $2,283      $2,417      $2,417     $2,605      $2,605
--------------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ----------- ---------- -----------

--------------- --------------------------------------------------------- ---------------------------------------------------------
                                    IXIS VALUE FUND                                 VAUGHAN NELSON SMALL CAP VALUE FUND
--------------- --------------------------------------------------------- ---------------------------------------------------------
--------------- ----------- ---------------------- ---------------------- ---------- ----------------------- ----------------------
                 CLASS A           CLASS B                CLASS C          CLASS A          CLASS B                 CLASS C
--------------- ----------- ---------------------- ---------------------- ---------- ----------------------- ----------------------
--------------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ----------- ---------- -----------
                               (1)        (2)         (1)        (2)                    (1)         (2)         (1)        (2)
--------------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ----------- ---------- -----------
--------------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ----------- ---------- -----------
    1 year         $712       $721        $221       $321        $221       $743        $753        $253       $353        $253
--------------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ----------- ---------- -----------
--------------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ----------- ---------- -----------
   3 years        $1,001       $982        $682       $682        $682      $1,094      $1,079       $779       $779        $779
--------------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ----------- ---------- -----------
--------------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ----------- ---------- -----------
   5 years        $1,312     $1,370      $1,170     $1,170      $1,170     $1,469      $1,531      $1,331     $1,331      $1,331
--------------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ----------- ---------- -----------
--------------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ----------- ---------- -----------
  10 years**      $2,190     $2,323      $2,323     $2,513      $2,513     $2,519      $2,652      $2,652     $2,836      $2,836
--------------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ----------- ---------- -----------

--------------- ---------------------------------------------------------
                              WESTPEAK CAPITAL GROWTH FUND
--------------- ---------------------------------------------------------
--------------- ----------- ---------------------- ----------------------
                 CLASS A           CLASS B                CLASS C
--------------- ----------- ---------------------- ----------------------
--------------- ----------- ---------- ----------- ---------- -----------
                               (1)        (2)         (1)        (2)
--------------- ----------- ---------- ----------- ---------- -----------
--------------- ----------- ---------- ----------- ---------- -----------
    1 year         $730       $740        $240       $340        $240
--------------- ----------- ---------- ----------- ---------- -----------
--------------- ----------- ---------- ----------- ---------- -----------
   3 years        $1,057     $1,039       $739       $739        $739
--------------- ----------- ---------- ----------- ---------- -----------
--------------- ----------- ---------- ----------- ---------- -----------
   5 years        $1,406     $1,465      $1,265     $1,265      $1,265
--------------- ----------- ---------- ----------- ---------- -----------
--------------- ----------- ---------- ----------- ---------- -----------
  10 years**      $2,386     $2,520      $2,520     $2,706      $2,706
--------------- ----------- ---------- ----------- ---------- -----------

(1)      Assumes redemption at end of period.

(2)      Assumes no redemption at end of period.

* The Example for the AEW Real Estate Fund is based on Net Expenses for the 1-year period and on Total Annual Fund Operating Expenses for the remaining years. The Example for all other Funds is based on Total Annual Fund Operating Expenses for all periods. Reflects current fees and expenses.

** Class B shares automatically convert to Class A shares after 8 years; therefore, in years 9 and 10 Class B amounts are calculated using Class A expenses.



                                                                      SP281-1005

                              AEW REAL ESTATE FUND
                        CGM ADVISOR TARGETED EQUITY FUND
                          HANSBERGER INTERNATIONAL FUND
                     HARRIS ASSOCIATES LARGE CAP VALUE FUND
                         IXIS U.S. DIVERSIFIED PORTFOLIO
                       VAUGHAN NELSON SMALL CAP VALUE FUND
                                  (THE "FUNDS")

     Supplement dated October 7, 2005 to the IXIS Advisor Equity Funds Class Y Prospectus dated May 1, 2005, as may be revised and supplemented from time to time

     (This supplement replaces the supplement for the IXIS U.S. Diversified Portfolio dated June 15, 2005)

Effective September 1, 2005, State Street Bank and Trust Company became the custodian of the Funds. Effective October 1, 2005, Boston Financial Data Services, Inc. became the shareholder servicing and transfer agent of the Funds. The expenses of the Funds have been reduced as a result of these new arrangements. Accordingly, the Annual Fund Operating Expenses table and the Example table of the Prospectus are amended and restated as follows:

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets, as a percentage of average daily net assets)

----------------------- ------------------------ ------------------------ ----------------------
                                                  CGM ADVISOR TARGETED         HANSBERGER
                        AEW REAL ESTATE FUND(1)        EQUITY FUND        INTERNATIONAL FUND(2)
----------------------- ------------------------ ------------------------ ----------------------
------------------------------------------------------------------------------------------------
                               CLASS Y                  CLASS Y                 CLASS Y
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Management fees                 0.80%                    0.70%                   0.80%
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Distribution and/or
service (12b-1) fees            0.00%                    0.00%                   0.00%
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Other expenses++                0.36%                    0.18%                   0.37%
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Total annual fund
operating expenses              1.16%                    0.88%                   1.17%
------------------------------------------------------------------------------------------------

----------------------- ------------------------ ------------------------ ----------------------
                           HARRIS ASSOCIATES      IXIS U.S. DIVERSIFIED   VAUGHAN NELSON SMALL
                        LARGE CAP VALUE FUND(3)        PORTFOLIO+           CAP VALUE FUND(2)
----------------------- ------------------------ ------------------------ ----------------------
------------------------------------------------------------------------------------------------
                               CLASS Y                  CLASS Y                 CLASS Y
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Management fees                 0.68%                    0.90%                   0.90%
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Distribution and/or
service (12b-1) fees            0.00%                    0.00%                   0.00%
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Other expenses++                0.24%                    0.24%                   0.39%
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Total annual fund
operating expenses              0.92%                    1.14%                   1.29%
------------------------------------------------------------------------------------------------

+ Expense information for the IXIS U.S. Diversified Portfolio reflects a reduction in the advisory fee from 1.05% of the first $750 million of the average daily net assets of the Fund and 0.95% thereafter to 0.90% of the first $1 billion of the average daily net assets of the Fund and 0.80% thereafter, effective July 1, 2005.

++ Other expenses have been restated to reflect changes to the custodian and transfer agency fees for the Funds effective September 1, 2005 and October 1, 2005, respectively.

(1) AEW has given a binding undertaking to this Fund to limit the amount of the Fund's total annual fund operating expenses, exclusive of brokerage expenses, interest expenses, taxes and organizational and extraordinary expenses, to 1.25% of the Fund's average daily net assets for Class Y shares. This undertaking is in effect through April 30, 2006, and is reevaluated on an annual basis.

(2) Class Y shares of the Hansberger International Fund and the Vaughan Nelson Small Cap Value Fund were not outstanding during 2004 and are not outstanding as of the date of this supplement. Expenses of the Hansberger International Fund and the Vaughan Nelson Small Cap Value Fund have been estimated.

(3) IXIS Advisors has given a binding undertaking to this Fund to limit the amount of the Fund's total annual fund operating expenses, exclusive of brokerage expenses, interest expenses, taxes and organizational and extraordinary expenses, to 1.05% of the Fund's average daily net assets for Class Y shares. This undertaking is in effect through April 30, 2006, and is reevaluated on an annual basis.

EXAMPLE*

  ----------- ------------------------------------ ----------------------------------- -----------------------------------
                     AEW REAL ESTATE FUND           CGM ADVISOR TARGETED EQUITY FUND     HANSBERGER INTERNATIONAL FUND
  ----------- ------------------------------------ ----------------------------------- -----------------------------------
  ------------------------------------------------------------------------------------------------------------------------
                           CLASS Y                              CLASS Y                             CLASS Y
  ------------------------------------------------------------------------------------------------------------------------
  ------------------------------------------------------------------------------------------------------------------------
  1 year                     $118                                 $90                                $119
  ------------------------------------------------------------------------------------------------------------------------
  ------------------------------------------------------------------------------------------------------------------------
  3 years                    $368                                $281                                $372
  ------------------------------------------------------------------------------------------------------------------------
  ------------------------------------------------------------------------------------------------------------------------
  5 years                    $638                                $488                                $644
  ------------------------------------------------------------------------------------------------------------------------
  ------------------------------------------------------------------------------------------------------------------------
  10 years                  $1,409                              $1,084                              $1,420
  ------------------------------------------------------------------------------------------------------------------------

  ----------- ------------------------------------ ----------------------------------- -----------------------------------
               HARRIS ASSOCIATES LARGE CAP VALUE    IXIS U.S. DIVERSIFIED PORTFOLIO      VAUGHAN NELSON SMALL CAP VALUE
                             FUND                                                                     FUND
  ----------- ------------------------------------ ----------------------------------- -----------------------------------
  ------------------------------------------------------------------------------------------------------------------------
                           CLASS Y                              CLASS Y                             CLASS Y
  ------------------------------------------------------------------------------------------------------------------------
  ------------------------------------------------------------------------------------------------------------------------
  1 year                     $94                                 $116                                $131
  ------------------------------------------------------------------------------------------------------------------------
  ------------------------------------------------------------------------------------------------------------------------
  3 years                    $293                                $362                                $409
  ------------------------------------------------------------------------------------------------------------------------
  ------------------------------------------------------------------------------------------------------------------------
  5 years                    $509                                $628                                $708
  ------------------------------------------------------------------------------------------------------------------------
  ------------------------------------------------------------------------------------------------------------------------
  10 years                  $1,131                              $1,386                              $1,556
  ------------------------------------------------------------------------------------------------------------------------

* The Example for each Fund is based on the Total Annual Fund Operating Expenses for all periods. Reflects current fees and expenses.


                                                                      SP282-1005

                        LOOMIS SAYLES CORE PLUS BOND FUND
                         LOOMIS SAYLES HIGH INCOME FUND
                    LOOMIS SAYLES INVESTMENT GRADE BOND FUND
              LOOMIS SAYLES LIMITED TERM GOVERNMENT AND AGENCY FUND
                LOOMIS SAYLES MASSACHUSETTS TAX FREE INCOME FUND
                       LOOMIS SAYLES MUNICIPAL INCOME FUND
                       LOOMIS SAYLES STRATEGIC INCOME FUND
                                  (THE "FUNDS")

     Supplement dated October 7, 2005 to the IXIS Advisor Income and Tax Free Income Funds Classes A, B and C Prospectus dated February 1, 2005 as revised May 1, 2005, as may be revised and supplemented from time to time

(This supplement replaces the supplement for the Loomis Sayles Limited Term Government and Agency Fund dated May 12, 2005 and the supplement for the Loomis Sayles Core Plus Bond Fund, Loomis Sayles High Income Fund and Loomis Sayles Massachusetts Tax Free Income Fund dated June 16, 2005)

Effective October 1, 2005 (September 1, 2005, for the Loomis Sayles Investment Grade Bond Fund), the Funds entered into a new custodian agreement with State Street Bank and Trust Company. Also effective October 1, 2005, Boston Financial Data Services, Inc. became the shareholder servicing and transfer agent of the Funds. The expenses of the Funds have been reduced as a result of these new arrangements. Accordingly, the Annual Fund Operating Expenses table and the Example table of the Prospectus are amended and restated as follows:

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets, as a percentage of average daily net assets)

----------------------- ------------------------------------ -----------------------------------
                              CORE PLUS BOND FUND(1)                 HIGH INCOME FUND(2)
----------------------- ------------------------------------
----------------------- ----------- ------------ ----------- ---------- ------------- ----------
                         CLASS A      CLASS B     CLASS C     CLASS A     CLASS B      CLASS C
----------------------- ----------- ------------ ----------- ---------- ------------- ----------
----------------------- ----------- ------------ ----------- ---------- ------------- ----------
Management fees           0.42%        0.42%       0.42%       0.60%       0.60%        0.60%
----------------------- ----------- ------------ ----------- ---------- ------------- ----------
----------------------- ----------- ------------ ----------- ---------- ------------- ----------
Distribution and/or
service (12b-1) fees
                          0.25%       1.00%*       1.00%*      0.25%       1.00%*      1.00%*
----------------------- ----------- ------------ ----------- ---------- ------------- ----------
----------------------- ----------- ------------ ----------- ---------- ------------- ----------
Other expenses++          0.50%        0.50%       0.50%       0.58%       0.58%        0.58%
----------------------- ----------- ------------ ----------- ---------- ------------- ----------
----------------------- ----------- ------------ ----------- ---------- ------------- ----------
Total annual fund
operating expenses        1.17%        1.92%       1.92%       1.43%       2.18%        2.18%
----------------------- ----------- ------------ ----------- ---------- ------------- ----------
----------------------- ----------- ------------ ----------- ---------- ------------- ----------
Fee Waiver and/or
Expense Reimbursement
                          0.12%        0.12%       0.12%       0.00%       0.00%        0.00%
----------------------- ----------- ------------ ----------- ---------- ------------- ----------
----------------------- ----------- ------------ ----------- ---------- ------------- ----------
Net Expenses              1.05%        1.80%       1.80%       1.43%       2.18%        2.18%
----------------------- ----------- ------------ ----------- ---------- ------------- ----------

----------------------- -------------------------------------- ---------------------------------- --------------------------------
                            INVESTMENT GRADE BOND FUND(3)      LIMITED TERM GOVERNMENT AND AGENCY   MASSACHUSETTS TAX FREE INCOME
                                                                              FUND+                            FUND(4)
----------------------- -------------------------------------- ---------------------------------- --------------------------------
----------------------- ----------- ------------- ------------ ------------ ---------- ---------- -------------- -----------------
                         CLASS A      CLASS B       CLASS C    CLASS A      CLASS B    CLASS C       CLASS A         CLASS B
----------------------- ----------- ------------- ------------ ------------ ---------- ---------- -------------- -----------------
----------------------- ----------- ------------- ------------ ------------ ---------- ---------- -------------- -----------------
Management fees           0.40%        0.40%         0.40%        0.50%       0.50%      0.50%        0.60%           0.60%
----------------------- ----------- ------------- ------------ ------------ ---------- ---------- -------------- -----------------
----------------------- ----------- ------------- ------------ ------------ ---------- ---------- -------------- -----------------
Distribution and/or
service (12b-1) fees
                          0.25%        1.00%*       1.00%*        0.25%      1.00%*     1.00%*        0.25%           1.00%*
----------------------- ----------- ------------- ------------ ------------ ---------- ---------- -------------- -----------------
----------------------- ----------- ------------- ------------ ------------ ---------- ---------- -------------- -----------------
Other expenses++          0.26%        0.26%         0.26%        0.32%       0.32%      0.32%        0.28%           0.28%
----------------------- ----------- ------------- ------------ ------------ ---------- ---------- -------------- -----------------
----------------------- ----------- ------------- ------------ ------------ ---------- ---------- -------------- -----------------
Total annual fund
operating expenses        0.91%        1.66%         1.66%        1.07%       1.82%      1.82%        1.13%           1.88%
----------------------- ----------- ------------- ------------ ------------ ---------- ---------- -------------- -----------------


------------------------------ ------------------------------- ----------------------------------
                                   MUNICIPAL INCOME FUND            STRATEGIC INCOME FUND(5)
------------------------------ ------------------------------- ----------------------------------
------------------------------ ------------- ----------------- ---------- ------------ ----------
                               CLASS A       CLASS B            CLASS A     CLASS B    CLASS C
------------------------------ ------------- ----------------- ---------- ------------ ----------
------------------------------ ------------- ----------------- ---------- ------------ ----------
Management fees                   0.47%           0.47%          0.61%       0.61%       0.61%
------------------------------ ------------- ----------------- ---------- ------------ ----------
------------------------------ ------------- ----------------- ---------- ------------ ----------
Distribution and/or service
(12b-1) fees                      0.25%           1.00%*         0.25%      1.00%*      1.00%*
------------------------------ ------------- ----------------- ---------- ------------ ----------
------------------------------ ------------- ----------------- ---------- ------------ ----------
Other expenses++                  0.26%           0.26%          0.35%       0.35%       0.35%
------------------------------ ------------- ----------------- ---------- ------------ ----------
------------------------------ ------------- ----------------- ---------- ------------ ----------
Total annual fund operating
expenses                          0.98%           1.73%          1.21%       1.96%       1.96%
------------------------------ ------------- ----------------- ---------- ------------ ----------

+ Expense information for the Loomis Sayles Limited Term Government and Agency Fund reflects a reduction in the advisory fee from 0.57% of the Fund's average daily net assets to 0.50% of the Fund's average daily net assets, effective March 21, 2005.

++ Other expenses have been restated to reflect changes to the custodian and transfer agency fees for the Loomis Sayles Investment Grade Bond Fund effective September 1, 2005 and October 1, 2005, respectively, and changes to the custodian fees and transfer agency fees for the other Funds effective October 1, 2005.

* Because of the higher 12b-1 fees, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by the rules of the National Association of Securities Dealers, Inc.

(1) Loomis Sayles has given a binding undertaking to this Fund to limit the amount of the Fund's total annual fund operating expenses, exclusive of brokerage expenses, interest expenses, taxes and organizational and extraordinary expenses, to 1.05%, 1.80%, and 1.80% of the Fund's average daily net assets for Classes A, B and C shares, respectively. This undertaking is in effect from July 1, 2005 through January 31, 2006 and is reevaluated on an annual basis. Without this undertaking, expenses would have been higher.

(2) Loomis Sayles has given a binding undertaking to this Fund to limit the amount of the Fund's total annual fund operating expenses, exclusive of brokerage expenses, interest expenses, taxes and organizational and extraordinary expenses, to 1.45%, 2.20%, and 2.20% of the Fund's average daily net assets for Classes A, B and C shares, respectively. This undertaking is in effect from July 1, 2005 through January 31, 2006 and is reevaluated on an annual basis.

(3) Loomis Sayles has given a binding undertaking to this Fund to limit the amount of the Fund's total annual fund operating expenses, exclusive of brokerage expenses, interest expense, taxes and organizational and extraordinary expenses, to 0.95%, 1.70% and 1.70% annually of the Fund's average daily net assets for Classes A, B and C shares, respectively. This undertaking is in effect through January 31, 2006, and is reevaluated on an annual basis.

(4) Loomis Sayles has given a binding undertaking to this Fund to limit the amount of the Fund's total annual fund operating expenses, exclusive of brokerage expenses, interest expenses, taxes and organizational and extraordinary expenses, to 1.15% and 1.90% of the Fund's average daily net assets for Class A and Class B shares, respectively. This undertaking is in effect from July 1, 2005 through January 31, 2006 and is reevaluated on an annual basis.

(5) Loomis Sayles has given a binding undertaking to this Fund to limit the amount of the Fund's total annual fund operating expenses, exclusive of brokerage expenses, interest expenses, taxes and organizational and extraordinary expenses, to 1.25%, 2.00% and 2.00% of the Fund's average daily net assets for Classes A, B and C shares, respectively. This undertaking is in effect through January 31, 2006 and is reevaluated on an annual basis.

EXAMPLE*

-------------- ------------------------------------------------------ -----------------------------------------------------
                                CORE PLUS BOND FUND                                     HIGH INCOME FUND
-------------- ------------------------------------------------------ -----------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
                CLASS            CLASS                 CLASS           CLASS           CLASS                 CLASS
                   A               B                     C               A               B                     C
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
                            (1)        (2)        (1)        (2)                  (1)        (2)        (1)        (2)
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
1 year           $552       $683       $183       $283       $183      $589       $721       $221       $321       $221
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
3 years          $794       $891       $591       $591       $591      $882       $982       $682       $682       $682
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
5 years         $1,054     $1,226     $1,026     $1,026     $1,026    $1,196     $1,370     $1,170     $1,170     $1,170
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
10 years**      $1,796     $2,038     $2,038     $2,234     $2,234    $2,086     $2,323     $2,323     $2,513     $2,513
---------------------------------------------------------------------------------------------------------------------------

--------------------- ------------------------------------------- ---------------------------------------------------
                             INVESTMENT GRADE BOND FUND               LIMITED TERM GOVERNMENT AND AGENCY FUND
--------------------- ------------------------------------------- ---------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
                      CLASS        CLASS             CLASS         CLASS            CLASS               CLASS
                         A           B                 C              A               B                    C
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
                                (1)     (2)      (1)      (2)                  (1)        (2)        (1)      (2)
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
1 year                 $539    $669     $169     $269     $169      $406       $685       $185      $285      $185
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
3 years                $727    $823     $523     $523     $523      $630       $873       $573      $573      $573
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
5 years                $931   $1,102    $902     $902     $902      $872      $1,185      $985      $985      $985
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
10 years**            $1,519  $1,766   $1,766   $1,965   $1,965    $1,566     $1,940     $1,940    $2,137    $2,137
---------------------------------------------------------------------------------------------------------------------

     ---------------- -------------------------- -------------------------------
                       MASSACHUSETTS TAX FREE         MUNICIPAL INCOME FUND
                             INCOME FUND
     ---------------- -------------------------- -------------------------------
     ---------------------------------------------------------------------------
                       CLASS        CLASS           CLASS           CLASS
                         A            B               A               B
     ---------------------------------------------------------------------------
     ---------------------------------------------------------------------------
                                 (1)      (2)                   (1)      (2)
     ---------------------------------------------------------------------------
     ---------------------------------------------------------------------------
     1 year            $535      $691    $191       $545       $676      $176
     ---------------------------------------------------------------------------
     ---------------------------------------------------------------------------
     3 years           $769      $891    $591       $748       $845      $545
     ---------------------------------------------------------------------------
     ---------------------------------------------------------------------------
     5 years          $1,021    $1,216  $1,016      $967      $1,139     $939
     ---------------------------------------------------------------------------
     ---------------------------------------------------------------------------
     10 years**       $1,741    $2,005  $2,005     $1,597     $1,842    $1,842
     ---------------------------------------------------------------------------

     ---------------- -------------------------------------------------------
                                      STRATEGIC INCOME FUND
     ---------------- -------------------------------------------------------
     ---------------- ---------- ------------------ -------------------------
                      CLASS A         CLASS B               CLASS C
     ---------------- ---------- ------------------ -------------------------
     ---------------- ---------- -------- --------- ----------- -------------
                                  (1)       (2)        (1)          (2)
     ---------------- ---------- -------- --------- ----------- -------------
     ---------------- ---------- -------- --------- ----------- -------------
     1 year               $568    $699      $199       $299         $199
     ---------------- ---------- -------- --------- ----------- -------------
     ---------------- ---------- -------- --------- ----------- -------------
     3 years              $817    $915      $615       $615         $615
     ---------------- ---------- -------- --------- ----------- -------------
     ---------------- ---------- -------- --------- ----------- -------------
     5 years             $1,085  $1,257    $1,057     $1,057       $1,057
     ---------------- ---------- -------- --------- ----------- -------------
     ---------------- ---------- -------- --------- ----------- -------------
     10 years**          $1,850  $2,091    $2,091     $2,285       $2,285
     ---------------- ---------- -------- --------- ----------- -------------


(1)  Assumes redemption at end of period.

(2)  Assumes no redemption at end of period.

*    The  Example for Core Plus Bond Fund is based on the Net  Expenses  for the
     1-year period and on the Total Annual Fund Operating Expenses for the remaining years. The Examples for all other Funds are based on the Total Annual Fund Operating Expenses for all periods. Reflects current fees and expenses.

** Class B shares automatically convert to Class A shares after 8 years; therefore, in years 9 and 10 Class B amounts are calculated using Class A expenses.


                                                                      SP279-1005